Credit Risk - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 GBP (£) MortgageLoan Clients	Dec. 31, 2017 GBP (£) MortgageLoan Clients
Disclosure of internal credit grades [line items]
Advances and flexible mortgage drawdowns	£ 1,500,000,000	£ 1,300,000,000
Average consumer finance loan size	11,400	12,500
Average unsecured loan	9,500	9,300
Credit card balances	£ 1,500	1,200
Percenatage of reverse repos to exposure	100.00%
Cash collateral held against portfolio	£ 11,104,000,000	28,678,000,000
Loans and advances to customers	201,289,000,000	199,340,000,000
Credit risk [member]
Disclosure of internal credit grades [line items]
Cash collateral held against portfolio	£ (100,000,000)	£ (100,000,000)
Corporate and commercial banking [member]
Disclosure of internal credit grades [line items]
Percentage of collateral held against impaired loans	43.00%	56.00%
Collateral held against Credit impaired assets	£ 69,000,000	£ 134,000,000
Credit impaired assets	276,000,000	393,000,000
Mortgages [member]
Disclosure of internal credit grades [line items]
Parts of the loans in negative equity that were effectively uncollateralised	170,000,000	223,000,000
Legacy Portfolios in Run-Off [member]
Disclosure of internal credit grades [line items]
Collateral held against Credit impaired assets	10,000,000	13,000,000
Credit impaired assets	16,000,000	20,000,000
Cash collateral held against portfolio	£ 265,000,000	£ 348,000,000
Corporate and investment banking [member]
Disclosure of internal credit grades [line items]
Number of clients | Clients	20	20
Rate of derivative exposure with client	85.00%	65.00%
Weighted-average credit rating percent	7.10%	7.20%
Commercial Real Estate [member]
Disclosure of internal credit grades [line items]
Loans and advances to customers	£ 6,459,000,000	£ 8,144,000,000
Percentage of loan to value	100.00%	100.00%
Commercial Real Estate [member] | Not Later Than 1 Year [member]
Disclosure of internal credit grades [line items]
Loans and advances to customers	£ 1,144,000,000	£ 1,090,000,000
Loans and advances to customers with higher LTV ratio	£ 30,000,000	£ 59,000,000
Percentage of maximum acceptable LTV ratio	3.00%	5.00%
Commercial Real Estate [member] | Non performing loans [member] | Not Later Than 1 Year [member]
Disclosure of internal credit grades [line items]
Loans and advances to customers	£ 10,000,000	£ 53,000,000
Impairment loss allowance	5,000,000	27,000,000
Commercial Real Estate [member] | Pre Two Thousand Nine Loans [member]
Disclosure of internal credit grades [line items]
Loans written down	£ 190,000,000	£ 380,000,000
Commercial Real Estate [member] | Corporate loans [member]
Disclosure of internal credit grades [line items]
Loan percentage	27.00%	30.00%
Commercial Real Estate [member] | Customer Loans [member]
Disclosure of internal credit grades [line items]
Loan percentage	3.00%	4.00%
Development Loans [member] | Commercial Real Estate [member]
Disclosure of internal credit grades [line items]
Loans and advances to customers	£ 61,000,000	£ 246,000,000
Percentage of loan to value	1.00%	3.00%
Loan percentage	1.00%	3.00%
Average loan balance	£ 3,200,000	£ 4,700,000
Internal Remortgages [member]
Disclosure of internal credit grades [line items]
Internal remortgages	£ 27,200,000,000	£ 26,000,000,000
Greater Than 2.0m [member] | Credit risk [member]
Disclosure of internal credit grades [line items]
Number of individual mortgage loans | MortgageLoan	57	64
New business number of individual mortgage loans | MortgageLoan	9	13
Less Than 70% [member]
Disclosure of internal credit grades [line items]
Loans and advances to customers	£ 5,702,000,000	£ 7,181,000,000
Percentage of loan to value	70.00%	70.00%